Transaction with Related Parties (Details) - USD ($)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2014
Member One [Member]
Related Party Transaction [Line Items]
Proceeds from related party notes payable	$ 35,000
Related party notes payable	35,000	$ 10,988
Member Two [Member]
Related Party Transaction [Line Items]
Related party notes payable	$ 13,586	$ 15,383